Property and Equipment, Net	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 9 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	June 30, 2024	December 31, 2023
Bakery production equipment	$1,666,077	$1,646,294
Automobiles	99,765	100,427
Office equipment and furniture	828,586	825,337
Leasehold improvements	6,552,571	6,606,385
Subtotal	9,146,999	9,178,443
Less: accumulated depreciation	(3,868,537)	(3,444,030)
Less: impairment on property and equipment	(272,350)	(272,350)
Total property and equipment, net	$5,006,112	$5,462,063

With the increased competition, Chanson Greenwich was closed in the second half of fiscal year 2023. The Company performed evaluation on whether the carrying amount of the property and equipment of Chanson Greenwich could be recoverable, and recorded an impairment of $272,350 as of June 30, 2024 and December 31, 2023.

Depreciation expenses were $445,787 and $402,784 for the six months ended June 30, 2024 and 2023, respectively.